Revenue Recognition (Details Textual) - USD ($)	3 Months Ended		9 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Mar. 31, 2016	Mar. 31, 2015
Revenue Recognition [Line Items]
Revenue, Net, Total	$ 647,000	$ 2,000	$ 1,561,000	$ 15,000
License and Maintenance Revenue	21,000	$ 64,000	21,000	$ 64,000
KOREA, REPUBLIC OF | Korean Pharmaceutical Company [Member]
Revenue Recognition [Line Items]
Deferred Revenue	500,000		$ 500,000
Deferred Revenue Recognition Period			10 years	10 years
CANADA | Canadian Based Supplier [Member]
Revenue Recognition [Line Items]
Deferred Revenue	$ 250,000		$ 250,000
Deferred Revenue Recognition Period			7 years	7 years